Cost of services (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Cost Of Sales [Abstract]
Schedule of cost of services
	2018	2017	2016
Salaries and social security contributions (**)	(191,058)	(210,799)	(184,623)
Concession fees (***)	(171,429)	(191,933)	(176,492)
Construction services cost	(196,344)	(248,602)	(163,747)
Maintenance expenses	(130,979)	(145,787)	(126,924)
Amortization and depreciation	(141,824)	(100,674)	(89,540)
Services and fees	(58,850)	(54,479)	(49,045)
Cost of fuel	(38,911)	(27,818)	(19,458)
Taxes (*)	(17,719)	(19,511)	(17,543)
Office expenses	(11,542)	(17,256)	(15,885)
Provision for maintenance costs	(2,092)	(2,314)	(4,679)
Others	(10,677)	(10,810)	(11,138)
	(971,425)	(1,029,983)	(859,074)

(*) Mainly includes tax from turnover and municipal taxes.

(**) At the year-end, the number of employees was 6.1 thousand in 2018, 6.1 and 5.9 in 2017 and 2016.

(***) Includes depreciation for Brazil concession assets of USD 24,780 as of December 31, 2018 (USD 29,816 as of December 31, 2017 and USD 24,592 as of December 31, 2016).